Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended															12 Months Ended
	May 26, 2013 reporting_unit Indicator_Of_Impairment Expiration_Date	May 26, 2013 Expiration_Date	May 27, 2012	May 29, 2011	May 26, 2013 Minimum	May 26, 2013 Maximum	May 26, 2013 Capitalized Software Minimum	May 26, 2013 Capitalized Software Maximum	May 26, 2013 Definite-Lived Intangible Assets Minimum	May 26, 2013 Definite-Lived Intangible Assets Maximum	May 26, 2013 Building Minimum	May 26, 2013 Building Maximum	May 26, 2013 Equipment Minimum	May 26, 2013 Equipment Maximum	May 26, 2013 Yard House	Aug. 29, 2012 Yard House Restaurant	May 26, 2013 Yard House Buildings And Equipment Minimum	May 26, 2013 Yard House Buildings And Equipment Maximum	May 26, 2013 Yard House Favorable And Unfavorable Market Leases	May 28, 2008 Bahama Breeze Restaurants Segment, Discontinued Operations Restaurant	May 27, 2007 Bahama Breeze Restaurants Segment, Discontinued Operations Restaurant	May 26, 2013 Puerto Rico Restaurant	May 26, 2013 Central Florida Restaurant	May 26, 2013 California Restaurant	May 26, 2013 Japan, the Middle East, Puerto Rico, and Mexico Franchised Units Restaurant
Summary of Significant Accounting Policies [Line Items]
Number of restaurants																40				9	9	5	3	3	37
Cost of acquired entity																$ 585,000,000
Goodwill	908,300,000	908,300,000	538,600,000												369,800,000
Goodwill expected to be deductible for tax purposes															37,900,000
Estimated useful life of property, plant and equipment, minimum (years)											7 years	40 years	2 years	10 years			7 months	21 years
Acquired finite-lived intangible asset, weighted average useful life (years)																			16 years
Business combination, integration related costs															12,300,000
Fiscal time period		P52W	P52W	P52W
Finite lived intangible assets, useful life minimum (years)							3 years	10 years	1 year	20 years
Future Amortization Expense, Year One	10,400,000	10,400,000
Future Amortization Expense, Year Two	10,400,000	10,400,000
Future Amortization Expense, Year Three	10,400,000	10,400,000
Future Amortization Expense, Year Four	10,400,000	10,400,000
Future Amortization Expense, Year Five	10,400,000	10,400,000
Number of reporting units	8
Number of reporting units with significant goodwill	6
Impairment of trademarks		0
Goodwill or trademark impairment		0
Indicators of impairment	0
Maximum write down of goodwill, other indefinite lived intangible assets and any other assets to cause leverage ratio to exceed permitted maximum		810,000,000
Minimum eligible amount for maintenance of general liability claims	500,000	500,000
Expiration dates for gift cards	0	0
Gift cards breakage redeemption period		10 years
Renewal period of lease arrangements (years)					5 years	20 years
Aggregate cumulative translation losses	$ 1,800,000	$ 1,800,000	$ 1,600,000	$ 400,000